Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	952,060,400.63	38,855
Yield Supplement Overcollateralization Amount 01/31/25	73,151,833.06	0
Receivables Balance 01/31/25	1,025,212,233.69	38,855
Principal Payments	35,660,923.33	723
Defaulted Receivables	1,523,708.89	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	69,547,721.80	0
Pool Balance at 02/28/25	918,479,879.67	38,084

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.27%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	8,625,529.26	312
Past Due 61-90 days	2,316,680.41	76
Past Due 91-120 days	379,477.30	22
Past Due 121+ days	0.00	0
Total	11,321,686.97	410

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	1,102,672.07
Aggregate Net Losses/(Gains) - February 2025	421,036.82
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.60%
Second Prior Net Losses/(Gains) Ratio	1.29%
Third Prior Net Losses/(Gains) Ratio	0.57%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	8,266,318.92
Actual Overcollateralization	8,266,318.92
Weighted Average Contract Rate	6.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	55.99

Flow of Funds	$ Amount
Collections	42,397,177.55
Investment Earnings on Cash Accounts	14,997.78
Servicing Fee	(854,343.53)
Transfer to Collection Account	-
Available Funds	41,557,831.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,314,940.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,851,977.35
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,266,318.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,749,852.73

Total Distributions of Available Funds	41,557,831.80

Servicing Fee	854,343.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	943,491,857.02
Principal Paid	33,278,296.27
Note Balance @ 03/17/25	910,213,560.75

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	182,163,887.13
Principal Paid	14,282,530.59
Note Balance @ 03/17/25	167,881,356.54
Note Factor @ 03/17/25	83.9406783%

Class A-2b
Note Balance @ 02/18/25	242,277,969.89
Principal Paid	18,995,765.68
Note Balance @ 03/17/25	223,282,204.21
Note Factor @ 03/17/25	83.9406783%

Class A-3
Note Balance @ 02/18/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	403,000,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-4
Note Balance @ 02/18/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	61,570,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	36,320,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	18,160,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,529,682.80
Total Principal Paid	33,278,296.27
Total Paid	36,807,979.07

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	725,619.48
Principal Paid	14,282,530.59
Total Paid to A-2a Holders	15,008,150.07

Class A-2b
SOFR Rate	4.33864%
Coupon	4.80864%
Interest Paid	873,770.65
Principal Paid	18,995,765.68
Total Paid to A-2b Holders	19,869,536.33

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9157679
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.4902286
Total Distribution Amount	30.4059965

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.6280974
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.4126530
Total A-2a Distribution Amount	75.0407504

A-2b Interest Distribution Amount	3.2848521
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.4126529
Total A-2b Distribution Amount	74.6975050

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	205.90
Noteholders' Third Priority Principal Distributable Amount	545.70
Noteholders' Principal Distributable Amount	248.40

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	3,026,385.22
Investment Earnings	9,871.57
Investment Earnings Paid	(9,871.57)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22